Equity	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Equity
Equity
On the Effective Date, Berry Corp. filed with the Secretary of State of the State of Delaware the Amended and Restated Certificate of Incorporation of Berry Corp. (the “Certificate of Incorporation”) and the Certificate of Designation of Series A Convertible Preferred Stock of Berry Petroleum Corporation (the “Series A Certificate of Designation”). Berry Corp. also adopted the Amended and Restated Bylaws of Berry Petroleum Corporation (the “Bylaws”) on the Effective Date. The Certificate of Incorporation provides that Berry Corp.’s authorized capital stock consists of 750,000,000 shares of common stock, par value $0.001 per share, and 250,000,000 shares of undesignated preferred stock, par value $0.001 per share.
Common Stock
The Plan contemplates the distribution of 40,000,000 shares of common stock in Berry Corp. On the Effective Date, 32,920,000 shares of common stock were distributed, pro rata, to holders of Unsecured Notes claims. The holders of Unsecured Claims received a right to receive their pro rata share of either (i) 7,080,000 shares of common stock in Berry Corp. or (ii) in the event that such holder irrevocably elected to receive a cash recovery, cash distributions from the Cash Distribution Pool. As of the Effective Date, all 7,080,000 shares of common stock in Berry Corp. distributable to holders of Unsecured Claims were reserved for future distributions pending resolution of disputed claims.
Voting Rights. Each share of common stock is entitled to one vote with respect to each matter on which holders of common stock are entitled to vote. Holders of common stock do not have cumulative voting rights.
Dividend Rights. Holders of common stock will be entitled to receive dividends, if any, as may be declared from time to time by our board of directors (“Board”) out of legally available funds.
Liquidation Rights. Upon liquidation, dissolution or winding up of the Company, subject to the rights of the holders of outstanding preferred stock, holders of common stock will be entitled to share ratably in the assets of the Company that are legally available for distribution to holders of common stock after payment of the Company’s debts and other liabilities.
Holders of preferred stock that is outstanding may be entitled to dividend or liquidation preferences over holders of common stock, which means that the Company would have to pay distributions to holders of preferred stock before paying any distributions to holders of common stock.
Preemptive and Conversion Rights. Holders of common stock have no preemptive, conversion or other rights to subscribe for additional shares.
Preferred Stock
On the Effective Date, we issued 35,845,001 shares of preferred stock to participants in the rights offerings extended by the Company to certain holders of claims and in satisfaction of a backstop commitment fee for proceeds of $335 million.
Voting Rights. The Series A Preferred Stock is entitled to vote with holders of common stock, voting together as a single class, with respect to any and all matters subject to a stockholder vote, other than as required by law. Each share of preferred stock is entitled to a number of votes equal to the number of shares of common stock into which the share is convertible as of the record date.
Dividend Rights. Holders of Series A Preferred Stock are entitled to receive, when, as and if declared by the board of directors, cumulative dividends at a rate of 6.00% per annum either in cash or in additional shares of Series A Preferred Stock at the discretion of the board of directors. No dividends had been declared or paid as of December 31, 2017. The accreted cumulative and per share value of the dividends as of December 31, 2017 was approximately $18 million and $0.51, respectively.
In March 2018, the board of directors approved a cumulative paid-in-kind dividend on the Series A preferred stock for the periods through December 31, 2017. The cumulative dividend was 0.050907 per share and approximately 1,825,000 shares in total. Also in March 2018, the board of directors approved a $0.158 per share, or approximately $5.6 million, cash dividend on the Series A preferred stock for the quarter ended March 31, 2018. In both cases, the payments were to stockholders of record as of March 15, 2018 to be paid in April 2018.
Liquidation Rights. If Berry Corp. liquidates, dissolves or winds up, holders of Series A Preferred Stock, in preference to any other series or class of capital stock of Berry Corp., will be entitled to share ratably in Berry Corp.’s assets that are legally available for distribution to holders of Series A Preferred Stock, after payment of its debts and other liabilities, in an amount per share of Series A Preferred Stock equal to the sum of (i) $10.00 plus (ii) any accrued and unpaid regular dividends.
The Series A Preferred Stock ranks senior to each other series or class of capital stock of Berry Corp. with respect to dividend rights, redemption rights, sale, merger or change of control preference and rights on liquidation, dissolution and winding up of the affairs of Berry Corp.
The Series A Preferred Stock is not subject to redemption by us or at the option of any holder of Series A Preferred Stock and is not entitled to a retirement or sinking fund. The Series A Preferred Stock contains no financial or operational covenants restricting our activities or our ability to raise capital.
Conversion Rights. The Series A Preferred Stock may be converted into a number of shares of common stock determined by the applicable conversion rate, 1.00 to 1.00 subject to dilution adjustments, (i) at the option of the holder at any time and (ii) at the option of Berry Corp. at any time after February 28, 2021, subject to certain conditions, including that the value of a share of common stock into which a share of Series A Preferred Stock is convertible is equal to or greater than $15.00, based on the volume-weighted average price for any 20-trading day period during the 30 trading days preceding conversion. From the time at which any shares of Series A Preferred Stock are deemed to have been converted, the holder of such converted shares shall no longer be entitled to receive dividends on such Series A Preferred Stock (including any prior accrued or unpaid dividend).
Beneficial Conversion Feature
A beneficial conversion feature exists when the effective conversion price of a convertible security is less than the fair value per share on the commitment date. The conversion price of the preferred stock on the date of issuance was less than the estimated fair value of the common stock distributable under the Plan. Since the preferred stock is not mandatorily redeemable and is immediately convertible, the entire amount of the beneficial conversion feature was recognized immediately. In accordance with GAAP, we recorded a non-cash deemed dividend and a corresponding increase to additional paid in capital of approximately $28 million that is attributable to this beneficial conversion feature. The financial statement impact of the deemed dividend is eliminated in the consolidated statement of equity as adopting fresh-start accounting results in an entity with no beginning retained earnings or accumulated deficit.
Registration Rights Agreement
On the Effective Date, Berry Corp. entered into a registration rights agreement (the “Registration Rights Agreement”) with certain holders of the Unsecured Notes.
The Registration Rights Agreement requires Berry Corp. to file a shelf registration statement with the Securities and Exchange Commission (“SEC”) as soon as practicable following the Effective Date. The shelf registration statement will register the resale, on a delayed or continuous basis, of all Registrable Securities that have been timely designated for inclusion by specified Holders (as defined in the Registration Rights Agreement). Generally, “Registrable Securities” includes (i) common stock issued or to be issued by Berry Corp. under the Plan, (ii) preferred stock that was purchased by the participants in the Berry Rights Offerings and (iii) common stock into which the preferred stock converts, except that “Registrable Securities” does not include securities that have been sold under an effective registration statement or Rule 144 under the Securities Act. The Registration Rights Agreement will terminate when there are no longer any Registrable Securities outstanding.
2017 Omnibus Incentive Plan
On June 15, 2017, the Company adopted the 2017 Omnibus Incentive Plan. Our stock-based compensation program currently consists of restricted stock units (“RSUs”) and performance restricted stock units (“PRSUs”) available to certain employees and non-employee directors, which are equity-classified awards. The aggregate number of shares of common stock reserved for issuance pursuant to the 2017 Omnibus Incentive Plan is 6,876,500.
We included stock-based compensation expense of approximately $30,000 and $1.8 million, respectively, for the ten months ended December 31, 2017, and none for the periods ended February 28, 2017 and December 31, 2016 in lease operating expenses and general and administrative expenses.
A summary of the status of changes of unvested shares of restricted stock units under the 2017 Omnibus Incentive Plan is presented below:

	Number of shares	Weighted average Grant Date Fair Value
	(shares in thousands)
February 28, 2017
Granted	690	$10.12
Vested	(3)	$10.12
Forfeited	(5)	$10.12
December 31, 2017	682	$10.12

As of December 31, 2017, there was approximately $6.0 million of total unrecognized compensation cost related to the unvested restricted stock units. This cost is expected to be recognized over a period of almost three years.
The fair value of the PRSUs was determined on the grant date using a Monte Carlo simulation model based on applicable assumptions. The volatility is derived from corresponding peer group companies which we used in the absence of stock price history for our common stock at the date of grant. The expected life is based on the vesting period of the award. The risk-free rate represents the current three-year, yield-to-maturity U.S. Treasury Bonds as of the grant date. We do not expect to declare dividends to our common shareholders during the term of the PRSUs though such determinations ultimately rest with our board of directors. Estimates of the fair value may not accurately predict the value ultimately realized by the employees who receive the awards, and the ultimate value may not be indicative of the reasonableness of the original estimates of fair value made by us.
The grant date assumptions used in the Monte Carlo valuation of the outstanding PRSU awards were as follows:

Grant Date
Risk-free interest rate	1.5%
Dividend yield	0%
Volatility factor	56.0%
Expected life (years)	3.0
Fair value of underlying common stock	$10.12
A summary of the status of changes of unvested shares of performance restricted stock units related to outstanding PRSUs under the 2017 Omnibus Incentive Plan is presented below:

	Number of shares	Weighted average Grant Date Fair Value
	(shares in thousands)
February 28, 2017	—
Granted	622	$7.09
Vested	—	—
Forfeited	—	—
December 31, 2017	622	$7.09

As of December 31, 2017, there were approximately $3.5 million of total unrecognized compensation costs related to the unvested performance restricted stock units. These costs are expected to be recognized over a period of almost three years.
Equity
Initial Public Offering of Common Stock
In July, we completed our IPO and as a result, on July 26, 2018, our common stock began trading on the NASDAQ Global Select Market under the ticker symbol BRY. The Company received approximately $111 million of net proceeds for the 8,695,653 shares of common stock issued for our benefit in the IPO, net of the shares sold for the benefit of the Company's stockholders. The shares sold to the public at $14.00 per share. The Company received the net proceeds from the IPO after deducting underwriting discounts and offering expenses payable by us, and the proceeds from the sale of the shares for the benefit of our stockholders. See "Use of IPO proceeds" below for additional information.
In connection with the IPO, each of the 37.7 million shares of our Series A Preferred Stock was automatically converted into 1.05 shares of our common stock or 39.6 million shares in aggregate and the right to receive a cash payment of $1.75 ("Series A Preferred Stock Conversion"). The cash payment was reduced in respect of any cash dividend paid by the Company on such share of Series A Preferred Stock for any period commencing on or after April 1, 2018. Because we paid the second quarter preferred dividend of $0.15 per share in June, the cash payment for the conversion was reduced to $1.60 per share, or approximately $60 million. The additional 1.9 million common shares received by the preferred stockholders in the conversion were assigned a value of $14.00 per share in the IPO. This approximate $27 million value and the $60 million conversion cash payment reduced the income available to common stockholders by approximately $87 million for the three months ended September 30, 2018.
Shares Issued and Outstanding
As of September 30, 2018, there were 81,364,933 shares of common stock issued and outstanding including 210,400 common shares outstanding as a result of awards that have vested as of September 30, 2018 under the Company's Omnibus Incentive Plan. An additional 1,396,000 unvested restricted stock units and performance restricted stock units were outstanding under the Company's Omnibus Incentive Plan as of September 30, 2018. A further 7,080,000 common shares have been reserved for issuance to the general unsecured creditor group pending resolution of disputed claims.
In March 2018, the board of directors approved a cumulative paid-in-kind dividend on the Series A Preferred Stock for the periods through December 31, 2017. The cumulative dividend was 0.050907 per share and approximately 1,825,000 shares in total. Also in March 2018, the board approved a $0.158 per share, or approximately $5.6 million, cash dividend on the Series A Preferred Stock for the quarter ended March 31, 2018. In both cases, the payments were to stockholders of record as of March 15, 2018. In May 2018, the board of directors approved a $0.15 per share, or approximately $5.6 million cash dividend, on the Series A Preferred Stock for the quarter ended June 30, 2018. The payment was to stockholders of record as of June 7, 2018. As described above, in July 2018, all shares of our Series A Preferred Stock, approximately 37.7 million in total, were converted to approximately 39.6 million common shares and, as a result, there were no shares of our Series A Preferred Stock outstanding following the IPO.
On August 21, 2018, our board of directors approved a $0.12 per share quarterly cash dividend on our common stock on a pro-rata basis from the date of our IPO through September 30, 2018, which resulted in a payment of $0.09 per share in October 2018. On November 7, 2018, our board of directors approved a $0.12 per share quarterly cash dividend on our common stock for the fourth quarter.
Treasury Stock Purchase
In 2018, we entered into several settlement agreements with general unsecured creditors from our bankruptcy process. As a result, we paid approximately $20 million to purchase their claims to our common stock that we have reflected as treasury stock. The Plan required that we reserve 7,080,000 shares of our common stock to settle claims of unsecured creditors (the "Unsecured Claims"). We do not yet know the final amount of shares we will issue under these provisions. When all Unsecured Claims are settled, we will be able to assign a share count to the treasury stock. See Note 2 under "Plan of Reorganization" and Note 11 for further discussion of the common shares set aside to settle claims.
Stock-Based Compensation
In July 2018, we became a public company and our stock began trading on the NASDAQ Global Select Market. As a result, the fair value of our common stock underlying our stock-based compensation awards granted will no longer be based on complex models using inputs and assumptions, but will be based on the price of our stock at the date of grant.
On June 27, 2018, our board of directors adopted the Berry Petroleum Corporation 2017 Omnibus Incentive Plan, as amended and restated (our "Restated Incentive Plan"). This plan constitutes an amendment and restatement of the plan (the "Prior Plan") as in effect immediately prior to the adoption of the Restated Incentive Plan. The Prior Plan constituted an amendment and restatement of the plan originally adopted as of June 15, 2017 (the "2017 Plan"). The Restated Incentive Plan provides for the grant, from time to time, at the discretion of the board of directors or a committee thereof, of stock options, stock appreciation rights ("SARs"), restricted stock, restricted stock units, stock awards, dividend equivalents, other stock-based awards, cash awards and substitute awards. The maximum number of shares of common stock that may be issued pursuant to an award under the Restated Incentive Plan is 10,000,000 inclusive of the number of shares of common stock previously issued pursuant to awards granted under the Prior Plan or the 2017 Plan. The maximum number of shares remaining that may be issued is approximately 8.4 million as of September 30, 2018.
Included in lease operating expenses and general and administrative expenses is stock-based compensation expense of $0.1 million and $1.1 million, respectively, for the three months ended September 30, 2018, and $0.1 million and $3.4 million, respectively, for the nine months ended September 30, 2018. For the three and nine months ended September 30, 2017, including the successor and predecessor periods, stock compensation expense included in lease operating expenses and general and administrative expenses was none and $0.9 million, respectively. For the nine months ended September 30, 2018, stock-based compensation had an income tax benefit of approximately $0.6 million.
The table below summarizes the activity relating to restricted stock units ("RSUs") issued under the 2017 Plan during the nine months ended September 30, 2018. The RSUs vest ratably over three years. Unrecognized compensation cost associated with the RSUs at September 30, 2018 is approximately $6.2 million which will be recognized over a weighted-average period of approximately two years.

	Number of shares	Weighted-average Grant Date Fair Value
	(shares in thousands)
December 31, 2017	683	$10.12
Granted	217	$11.81
Vested	(210)	$10.12
Forfeited	(32)	$10.35
September 30, 2018	658	$10.67

The table below summarizes the activity relating to the performance-based restricted stock units ("PRSUs") issued under the 2017 Plan during the nine months ended September 30, 2018. The PRSUs vest if the Company's stock price reaches certain levels over defined periods of time. Unrecognized compensation cost associated with the PRSUs at September 30, 2018 is approximately $3.4 million which will be recognized over a weighted-average period of approximately two years.

	Number of shares	Weighted-average Grant Date Fair Value
	(shares in thousands)
December 31, 2017	622	$7.09
Granted	132	$7.65
Vested	—	$—
Forfeited	(16)	$7.25
September 30, 2018	738	$7.19

In October 2018, approximately 454,000 PRSUs under the Restated Incentive Plan vested.
Use of IPO Proceeds
Of the approximately $111 million of net proceeds received by us in the IPO, we used approximately $105 million to repay borrowings under our RBL Facility. This included the $60 million we borrowed on the RBL Facility to make the payment due to the holders of our Series A Preferred Stock in connection with the conversion of preferred stock to common stock. We used the remainder for general corporate purposes.
In connection with the IPO, on July 17, 2018, the Company entered into stock purchase agreements with certain funds affiliated with Oaktree Capital Management and Benefit Street Partners, pursuant to which we purchased an aggregate of 410,229 and 1,391,967 shares of our common stock, respectively, or 1,802,196 in total. We simultaneously received $24 million for selling 1,802,196 shares and paid $24 million to purchase 1,802,196 shares under the stock purchase agreements. We purchased the shares immediately following the closing of the IPO and retired and returned them to the status of authorized but unissued shares.
The selling shareholders also directly sold an additional 2,545,630 shares at a price of $14.00 per share for which we did not receive any proceeds.